Equity and Redeemable Non-controlling Interests - Schedule of Company's Authorized Capital (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class Of Stock [Line Items]
Preferred Stock, Number of Shares	100,000,000	100,000,000
Total Number of Shares	3,100,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Common Stock Class T
Class Of Stock [Line Items]
Number of Shares	500,000,000	500,000,000
Par Value	$ 0.01	$ 0.01
Common Stock Class S
Class Of Stock [Line Items]
Number of Shares	1,000,000,000	1,000,000,000
Par Value	$ 0.01	$ 0.01
Common Stock Class D
Class Of Stock [Line Items]
Number of Shares	500,000,000	500,000,000
Par Value	$ 0.01	$ 0.01
Common Stock Class I
Class Of Stock [Line Items]
Number of Shares	1,000,000,000	1,000,000,000
Par Value	$ 0.01	$ 0.01